Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
EQUITY	EQUITY
25.1 Issued capital

	Parent company and Consolidated
		Quantity
Description	Company’s capital	Common shares	Preferred shares

At December 31, 2021	2,290,876	928,965,058	333,680,010
At December 31, 2020	2,246,367	928,965,058	331,644,724
As established in the Company’s bylaws, each common share is entitled to 1 (one) vote. Preferred shares of any class do not have voting rights, however they do provide their holders:
•Capital repayment priority;
•The right to be included in a public offer for the purchase of shares, due to the transfer of control of the Company, under the same conditions and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder;
•The right to receive amounts equivalent to seventy-five (75) times the price per common share after the division of the remaining assets among the shareholders; and
•The right to receive dividends equal to seventy-five (75) times the amount paid to each common share.
Company shareholding structure is presented below:

	December 31, 2021			December 31, 2020
Shareholder	Common shares	Preferred shares(b)	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	1.7%	4.0%	67.0%	1.2%	3.5%
Trip shareholders(a)	33.0%	5.5%	6.5%	33.0%	5.5%	6.5%
United Airlines Inc	—	8.1%	7.8%	—	8.1%	7.8%
Capital Research Global Investors	—	11.6%	11.2%	—	5.1%	4.9%
Other	—	73.0%	70.4%	—	80.0%	77.2%
Treasury shares	—	0.1%	0.1%	—	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
(b)	Shareholders with interest above 5.0%.
The Company is authorized, by resolution of the Board of Directors, to increase the issued capital regardless of any amendments to bylaws, with the issue of up to $100,911,935 (one hundred million, nine hundred and eleven thousand, nine hundred and thirty-five) preferred shares. The Board of Directors will set the conditions for the issue, including price and payment term.
25.2 Treasury shares
25.2.1 Accounting policies
Own equity instruments that are acquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in statements of operations on the purchase, sale, issue or cancellation of these equity instruments. Any difference between the carrying amount and the fair value, if the share is reissued, is recognized in the share premium.
25.2.2 Movement of treasury shares

Description	Number of shares	Amount paid	Average cost (in R$)

As of December 31, 2019	444,245	15,565	35.04
Transfers	(178,784)	(2,383)	13.33
As of December 31, 2020	265,461	13,182	49.66
Acquisition	477,800	16,198	33.90
Transfers	(358,732)	(17,421)	48.56
As of December 31, 2021	384,529	11,959	31.10
The Board of Directors meeting held on March 1, 2021 approved the buyback plan of 2,000,000 preferred shares of the Company to keep them in treasury for a subsequent payment of the installments of the RSU plan, as well as in any other long-term compensation plans.